RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTES 10 – RELATED PARTY TRANSACTIONS

The Company had various related party notes payable outstanding at December 31, 2021. The notes were payable to the owner, entities related to the owner, and family members (Note 9). During the year ended December 31, 2022, the Company conducted several related party transactions in exchange for equity ownership in Titan Trucking LLC. As a result of the transactions, a net balance of $4,505,646 of related party loans were converted as equity contributions and eliminated. An additional $517,500 of contributions from a member were paid directly to the sellers for the purchase of the WTI Global Inc. customer list acquisition. These equity contribution conversions and intangible asset purchases were utilized in the calculation of equity ownership of the members as of the year ended December 31, 2022.

As of December 31, 2022, there was $200,000 outstanding in subscriptions receivable owed from one of the members of the Company in relation to these equity transactions (Note 2).